TAXATION - Reconciliation Between the Statutory Tax Rate and the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate
EIT statutory rate (as a percent)	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries (as a percent)	(11.00%)	(20.00%)	(11.00%)
Non-deductibility of expenses incurred outside the PRC (as a percent)	3.00%	28.00%	6.00%
Other permanent differences (as a percent)	(1.00%)	(2.00%)	(1.00%)
Effective EIT rate of the Group (as a percent)	16.00%	31.00%	19.00%